Loans and Related Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Commercial Loan [Member]
Pre-Modification Outstanding Recorded Investment	$ 5,191
Post-Modification Outstanding Recorded Investment	5,191
Recorded Investment	3,212
Commercial Real Estate [Member]
Pre-Modification Outstanding Recorded Investment	1,208
Post-Modification Outstanding Recorded Investment	1,208
Recorded Investment	1,180
Commercial Real Estate Construction Financing Receivable [Member]
Pre-Modification Outstanding Recorded Investment	1,722
Post-Modification Outstanding Recorded Investment	1,722
Recorded Investment	$ 1,129